Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income tax [line items]
Applicable tax rate		27.00%	27.00%	27.00%	27.00%
Global minimum income tax expense for the current period		$ 50,510	$ 0	$ 50,510	$ 0
Cayman Island Subsidiaries [Member]
Income tax [line items]
Global minimum tax rate	15.00%
Applicable tax rate				0.00%
Global minimum income tax expense for the current period				$ 51,000